Leases - Supplemental Balance Sheet Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Operating lease right-of-use assets	$ 396,191	$ 350,548
Operating lease liabilities	110,606	97,937
Noncurrent operating lease liabilities	308,747	285,785
Total operating lease liabilities	419,353	383,722
Finance leases:
Properties, plants and equipment, at cost	75,885	24,321
Accumulated amortization	(8,945)	(5,713)
Properties, plants and equipment, net	$ 66,940	$ 18,608
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties, plants and equipment, net	Properties, plants and equipment, net
Accrued liabilities	$ 10,510	$ 1,916
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued liabilities (HEP: $18,479 and $29,518, respectively)	Accrued liabilities (HEP: $18,479 and $29,518, respectively)
Other long-term liabilities	$ 56,556	$ 5,097
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities (HEP: $43,033 and $55,105, respectively)	Other long-term liabilities (HEP: $43,033 and $55,105, respectively)
Total finance lease liabilities	$ 67,066	$ 7,013
Weighted average remaining lease term (in years)
Operating leases	7 years 4 months 24 days	7 years 2 months 12 days
Finance Leases	8 years 7 months 6 days	3 years 3 months 18 days
Weighted average discount rate
Operating leases	3.80%	4.10%
Finance leases	3.90%	5.30%